RELATED PARTIES BALANCES AND TRANSCATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Disclosure of transactions between related parties
The remuneration of directors and other members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2018	2017	2016

Salaries and bonuses	5,140	4,507	4,432
Total	5,140	4,507	4,432
December 31, 2018 and 2017 are as follows:

	As of December 31,
	2018	2017

Grey Global Group Inc.	—	104
Group M Worldwide Inc	—	44
JWT	—	77
Kantar Retail	—	23
Mercado Libre S.R.L.	440	9
TNS	56	206
Morgan Stanley Investment Management Inc.	497	—
Total	993	463
During the year ended December 31, 2018, 2017 and 2016, the Company recognized revenues for 5,937, 5,590 and 6,462, respectively, as follows:

	For the year ended December 31,
	2018	2017	2016

Added Value	—	13	790
Burson Marsteller	—	—	59
Grey Global Group Inc.	472	1,238	1,182
Group M Worldwide Inc	102	521	822
IBOPE Argentina	—	—	244
JWT	204	1,043	919
Kantar Group	216	791	674
Kantar Retail	39	93	93
Ogilvy & Mather Brasil Comunication	82	1,677	611
JP Morgan Chase & Co.	1,784	—	—
JP Morgan Chase S.A.	48	—	—
JP Morgan Services Argentina S.R.L.	1,503	—	—
TNS	8	30	579
Morgan Stanley Investment Management Inc.	964	—	—
Young & Rubicam	—	—	366
Mercado Libre S.R.L.	515	143	100
Mirum Inc.	—	41	—
Coretech	—	—	23
Total	5,937	5,590	6,462